Schedule of Accounts Payable and Accrued Expenses (Details) - Ocean Biomedical Inc [Member] - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Accounting and legal fees	$ 10,250	$ 5,931
Research and development	544	394
Other	646	237
Total accounts payable and accrued expenses	$ 11,440	$ 6,562